Investment Objectives and Goals	Dec. 31, 2025
Virtus AlphaSimplex Global Alternatives Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus AlphaSimplex Global Alternatives Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the fund is to achieve these returns with less volatility than major equity indices.

Virtus AlphaSimplex Managed Futures Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus AlphaSimplex Managed Futures Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund pursues an absolute return strategy that seeks to provide capital appreciation.